EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 15, 2017 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus, Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the names of certain Portfolios of the Trust.

Information Regarding the Proposed Name Changes of certain Portfolios

Effective on or about May 1, 2017, certain Portfolios of the Trust will be renamed as follows:

Current Portfolio Name	New Portfolio Name
AXA Natural Resources Portfolio	1290 VT Natural Resources Portfolio

AXA Real Estate Portfolio	1290 VT Real Estate Portfolio

AXA SmartBeta Equity Portfolio	1290 VT SmartBeta Equity Portfolio

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	1290 VT DoubleLine Opportunistic Bond Portfolio

AXA/Lord Abbett Micro Cap Portfolio	1290 VT Micro Cap Portfolio

AXA/Horizon Small Cap Value Portfolio	1290 VT Small Cap Value Portfolio

EQ/Boston Advisors Equity Income Portfolio	1290 VT Equity Income Portfolio

EQ/Convertible Securities Portfolio	1290 VT Convertible Securities Portfolio

EQ/Energy ETF Portfolio	1290 VT Energy Portfolio

EQ/GAMCO Mergers and Acquisitions Portfolio	1290 VT GAMCO Mergers & Acquisitions Portfolio

EQ/GAMCO Small Company Value Portfolio	1290 VT GAMCO Small Company Value Portfolio

EQ/High Yield Bond Portfolio	1290 VT High Yield Bond Portfolio

EQ/Low Volatility Global ETF Portfolio	1290 VT Low Volatility Global Equity Portfolio

All Asset Moderate Growth – Alt 15 Portfolio	1290 VT DoubleLine Dynamic Allocation Portfolio*

* Pending Shareholders’ approval at a special shareholder meeting to be held on or about March 28, 2017.